Label	Element	Value
Destinations Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRINKER CAPITAL DESTINATIONS TRUST
Destinations International Equity Fund
Destinations Equity Income Fund
Destinations Real Assets Fund
Destinations Core Fixed Income Fund
Destinations Multi Strategy Alternatives Fund
(each, a “Fund” and, collectively, the “Funds”)

SUPPLEMENT DATED MARCH 22, 2021,
TO THE PROSPECTUS DATED JULY 1, 2020, AS SUPPLEMENTED ON AUGUST 3, 2020
AND DECEMBER 16, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	Destinations Equity Income Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Change of Primary Benchmark for the Destinations Equity Income Fund

In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the Dow Jones US Select Dividend Index to the FTSE All-World High Dividend Yield Index because the Adviser believes that the FTSE All-World High Dividend Yield Index better reflects the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Destinations Equity Income Fund | FTSE All-World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.46%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Equity Income Fund | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.56%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Equity Income Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.96%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017	[1]
Destinations Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2017
Destinations Equity Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Destinations Equity Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Destinations Equity Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2018

[1]	This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the Dow Jones US Select Dividend Index to the FTSE All-World High Dividend Yield Index because the Adviser believes that the FTSE All-World High Dividend Yield Index better reflects the Fund’s investment strategy.
[2]	The Fund’s Class Z shares commenced operations on July 16, 2018.